Income Taxes - Schedule of Deferred Taxes Expense (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Income Tax [Abstract]
Origination and reversal of temporary differences	$ (6,300,795)	$ (5,016,319)
Change in unrecognized deductible temporary differences	10,902,135	5,186,330
Deferred tax expense	$ 4,601,340	$ 170,011